FAIR VALUE MEASUREMENT (Details) - USD ($) $ in Millions			6 Months Ended
	Jun. 30, 2016	Dec. 31, 2015	Jun. 30, 2016
Financial instruments carried at fair value [Line Items]
Total	$ 7,503	$ 7,685	$ 7,503
Teva CENCOEX Rate			6.3
Teva SICAD Rate			13.5
Teva Venezuela Finance Loss	246		$ 246
Teva Venezuela Finance Exposure	355		$ 355
DICOM Rate			640
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Asset Value [Abstract]
Fair Value Of Senior Notes Convertible Senior Debentures AndInterest Rate Swap Agreements	7,687	7,305
Fair Values Convertible Senior Debentures And Derivatives Liabilities	1,605	1,778
Carrying Value Of Senior Notes Included Under Long And Short Term Liabilities And Convertibale Senior Debentures	9,292	9,083
Marketable Securities [Abstract]
Available-for sale securities - Fair value	1,493	1,620	$ 1,493
Cost	1,442	1,303	1,442
Available For Sale Securities Gross Unrealized Gain	85	338
Available For Sale Securities Gross Unrealized Losses New	34	21
Options And Forward Contracts Derivative Liabilities [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	33	11	33
Asset Derivatives [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	18	25	18
ContingentConsiderationClassifiedAsAssetsOrLiabilitesFairValueDisclosure	(662)	(812)	(662)
Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Total	8,125	8,309	8,125
Level 1 [Member] | Options And Forward Contracts Derivative Liabilities [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	0	0	0
Level 1 [Member] | Asset Derivatives [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	0	0	0
ContingentConsiderationClassifiedAsAssetsOrLiabilitesFairValueDisclosure	0	0	0
Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Total	39	187	39
Level 2 [Member] | Options And Forward Contracts Derivative Liabilities [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	33	11	33
Level 2 [Member] | Asset Derivatives [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	18	25	18
ContingentConsiderationClassifiedAsAssetsOrLiabilitesFairValueDisclosure	0	0	0
Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Total	(661)	(811)	(661)
Level 3 [Member] | Options And Forward Contracts Derivative Liabilities [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	0	0	0
Level 3 [Member] | Asset Derivatives [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Asset	0	0	0
ContingentConsiderationClassifiedAsAssetsOrLiabilitesFairValueDisclosure	(662)	(812)	(662)
Money Market Funds [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	254	162	254
Money Market Funds [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	254	162	254
Money Market Funds [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0
Money Market Funds [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0
Demand Deposits [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	6,730	6,784	6,730
Demand Deposits [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	6,730	6,784	6,730
Demand Deposits [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0
Demand Deposits [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Cash And Cash Equivalents Fair Value Disclosure	0	0	0
Structured Finance [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	97	94	97
Structured Finance [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0	0
Structured Finance [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	97	94	97
Structured Finance [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0	0
Other Debt Obligations [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	14	12	14
Other Debt Obligations [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	13	11	13
Other Debt Obligations [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0	0
Other Debt Obligations [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	1	1	1
Equity Securities [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	1,128	1,352	1,128
Equity Securities [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	1,128	1,352	1,128
Equity Securities [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0	0
Equity Securities [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Investment in securities	0	0	0
Cross Currency Interest Rate Contract [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	174	26	174
Derivatives - Asset	131	105	131
Cross Currency Interest Rate Contract [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	0	0	0
Derivatives - Asset	0	0	0
Cross Currency Interest Rate Contract [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	174	26	174
Derivatives - Asset	131	105	131
Cross Currency Interest Rate Contract [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Derivatives - Liabilities	0	0	0
Derivatives - Asset	0	0	0
EscrowFundsMember [Member]
Financial instruments carried at fair value [Line Items]
Escrow fund	0	0	0
EscrowFundsMember [Member] | Level 1 [Member]
Financial instruments carried at fair value [Line Items]
Escrow fund	0	0	0
EscrowFundsMember [Member] | Level 2 [Member]
Financial instruments carried at fair value [Line Items]
Escrow fund	0	0	0
EscrowFundsMember [Member] | Level 3 [Member]
Financial instruments carried at fair value [Line Items]
Escrow fund	$ 0	$ 0	$ 0